General Information / Summary of General Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
General Information / Summary of General Accounting Policies	General information / summary of general accounting policies
ASML, with its corporate headquarters in Veldhoven, the Netherlands, is engaged in the development, production, marketing, selling and servicing of advanced semiconductor equipment. ASML’s principal operations are in the Netherlands, the US and Asia.
Our shares are listed for trading in the form of registered shares on Euronext Amsterdam and on NASDAQ. The principal trading market of our ordinary shares is Euronext Amsterdam.
Basis of preparation
The accompanying Consolidated Financial Statements are stated in millions of euros unless indicated otherwise.
The accompanying Consolidated Financial Statements have been prepared in conformity with US GAAP. We have reclassified certain prior period amounts to align with the current period presentation.
Use of estimates
The preparation of our Consolidated Financial Statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities on the balance sheet dates, and the reported amounts of net sales and costs during the reported periods. Actual results could differ from those estimates. We evaluate our estimates continuously and we base our estimates on historical experience and on various other assumptions that we believe to be reasonable under the circumstances. Actual results may differ from these estimates if the assumptions prove incorrect. To the extent there are material differences between actual results and these estimates, our future results could be materially and adversely affected. We believe that the accounting policies described below require us to make significant judgments and estimates in the preparation of our Consolidated Financial Statements. Our most critical accounting estimates include:

•	Revenue recognition, including lease accounting

•	Inventory reserves

•	Uncertain tax positions in income taxes

•	Contingencies and litigation

•	Evaluation of long-lived assets for impairment
Principles of consolidation
The Consolidated Financial Statements include the Financial Statements of ASML Holding N.V. and all of its subsidiaries. Subsidiaries are all entities over which ASML controls the financial and operating activities, generally accompanying a shareholding of more than 50.0% of the outstanding voting rights. Subsidiaries are fully consolidated from the date on which control is obtained by ASML. All intercompany transactions, balances and unrealized results on transactions with subsidiaries are eliminated. We also assess if we are the primary beneficiary of, and thus would consolidate, any variable interest entity.
Foreign currency translation
The financial information for subsidiaries outside the euro-zone is measured using a mix of local currencies or the euro as the functional currency. The Financial Statements of those foreign subsidiaries are translated into euros in the preparation of ASML’s Consolidated Financial Statements. Assets and liabilities are translated into euros at the exchange rate on the respective balance sheet dates. Income and costs are translated into euros based on the average exchange rate for the corresponding period. The resulting translation adjustments are recorded directly in shareholders’ equity.
New US GAAP accounting pronouncements adopted
During 2019, ASML has adopted the following accounting pronouncements:
Adoption of ASU 2016-13 "Financial Instruments - Credit Losses (Topic 326)"
ASU No. 2016-13 "Financial Instruments - Credit Losses (Topic 326)" was issued by the FASB in June 2016 and provides financial statement users with more information about the expected credit losses on financial instruments and other commitments to extend credit held by an entity at each reporting date. The adoption of ASU 2016-13 "Financial Instruments - Credit Losses (Topic 326) does not have a material impact on our Consolidated Financial Statements.
New US GAAP accounting pronouncements issued but not adopted
For the year ended December 31, 2019, there are no new US GAAP accounting pronouncements which have not yet been adopted and are expected to have a material impact on our Consolidated Financial Statements.